Document And Entity Information	Mar. 18, 2026
Document Information [Line Items]
Entity, Registrant Name	NEONODE INC.
Document, Type	8-K
Document, Period End Date	Mar. 18, 2026
Entity, File Number	001-35526
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	94-1517641
Entity, Address, Address Line One	Karlavägen 100
Entity, Address, Postal Zip Code	115 26
Entity, Address, City or Town	Stockholm
Entity, Address, Country	SE
City Area Code	+46 (0)
Local Phone Number	702958519
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NEON
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000087050